American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2023

International Value - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 101.5%
Australia — 6.7%
ANZ Group Holdings Ltd.	909,665	15,047,195
BHP Group Ltd.	998,839	30,229,903
BlueScope Steel Ltd.	330,123	4,223,822
Fortescue Metals Group Ltd.	909,333	13,030,666
Origin Energy Ltd.	1,481,187	7,945,722
Sonic Healthcare Ltd.	473,331	10,239,627
South32 Ltd.	4,103,671	11,922,907
Westpac Banking Corp.	107,598	1,627,035
		94,266,877
Austria — 2.3%
Erste Group Bank AG	462,671	18,161,221
OMV AG	285,150	13,888,935
		32,050,156
Belgium — 0.2%
UCB SA	36,779	3,161,827
Canada — 3.6%
Cenovus Energy, Inc.	268,488	4,950,647
Great-West Lifeco, Inc.(1)	418,577	11,420,756
Manulife Financial Corp.(1)	662,243	13,094,405
Power Corp. of Canada	390,326	10,418,229
Restaurant Brands International, Inc.	161,476	10,419,906
		50,303,943
Denmark — 1.1%
AP Moller - Maersk A/S, B Shares	6,810	15,862,857
Finland — 0.3%
Nokia Oyj	844,663	3,907,874
France — 11.1%
AXA SA	251,285	7,918,358
BNP Paribas SA	318,048	22,235,097
Cie de Saint-Gobain	331,055	19,672,159
Credit Agricole SA	1,333,120	16,247,426
Engie SA	462,076	6,743,246
Euroapi SA(2)	1,165	19,083
L'Oreal SA	8,906	3,520,300
Publicis Groupe SA	159,540	12,665,425
Safran SA	20,903	2,951,531
Sanofi	107,691	10,068,919
Societe Generale SA	428,013	12,335,141
Sodexo SA	104,692	9,696,332
TotalEnergies SE	510,226	31,483,060
		155,556,077
Germany — 8.9%
Allianz SE	133,775	31,412,158
BASF SE	178,800	9,154,964
Commerzbank AG(2)	512,038	6,239,434
Deutsche Post AG	275,417	11,647,640
E.ON SE	1,483,658	16,187,985
Henkel AG & Co. KGaA, Preference Shares	78,364	5,700,848

Mercedes-Benz Group AG	47,278	3,623,514
Siemens AG	179,997	27,430,065
Volkswagen AG, Preference Shares	94,014	12,797,712
		124,194,320
Hong Kong — 4.1%
CK Asset Holdings Ltd.	2,265,000	14,206,151
Hongkong Land Holdings Ltd.	778,400	3,560,841
Power Assets Holdings Ltd.	2,034,500	10,882,082
Sun Hung Kai Properties Ltd.	1,281,000	17,506,670
Swire Pacific Ltd., Class A	331,000	2,701,194
WH Group Ltd.	13,392,500	7,793,483
		56,650,421
Ireland — 0.5%
CRH PLC	137,240	6,446,639
Israel — 0.7%
Bank Leumi Le-Israel BM	108,675	844,896
ICL Group Ltd.	1,180,170	8,564,923
		9,409,819
Italy — 5.6%
Assicurazioni Generali SpA	967,160	19,129,814
Eni SpA	1,078,235	15,229,015
Intesa Sanpaolo SpA	9,295,801	25,110,593
Mediobanca Banca di Credito Finanziario SpA	204,250	2,179,657
Stellantis NV	975,886	17,072,420
		78,721,499
Japan — 17.9%
AGC, Inc.	64,100	2,371,487
Astellas Pharma, Inc.	508,000	7,133,628
Canon, Inc.(1)	796,600	17,144,620
Honda Motor Co. Ltd.	227,500	5,915,723
INPEX Corp.	1,419,200	14,879,441
ITOCHU Corp.(1)	621,900	18,589,011
Japan Post Bank Co. Ltd.(1)	465,300	4,019,595
Japan Post Insurance Co. Ltd.	256,300	4,449,964
KDDI Corp.	62,400	1,825,691
Lixil Corp.	127,900	2,039,015
Marubeni Corp.	963,000	12,293,713
Mitsubishi Corp.	602,700	20,474,356
Mitsubishi Electric Corp.	428,800	4,818,518
Mitsubishi UFJ Financial Group, Inc.	2,664,200	18,887,826
Mitsui & Co. Ltd.	466,700	13,098,339
Mizuho Financial Group, Inc.	504,000	7,855,995
MS&AD Insurance Group Holdings, Inc.	190,900	6,247,035
Nippon Yusen KK(1)	190,700	4,956,862
Otsuka Holdings Co. Ltd.	153,600	4,653,455
SoftBank Group Corp.	128,100	5,180,526
Sompo Holdings, Inc.	109,200	4,688,075
Sumitomo Chemical Co. Ltd.(1)	1,590,000	5,571,351
Sumitomo Mitsui Financial Group, Inc.(1)	554,300	24,208,403
Takeda Pharmaceutical Co. Ltd.	767,700	23,663,795
Tokyo Gas Co. Ltd.	180,100	3,473,668
Toyota Motor Corp.	889,500	12,123,499
		250,563,591
Netherlands — 5.6%
ABN AMRO Bank NV, CVA	103,813	1,831,902

Aegon NV	970,544	5,049,969
Coca-Cola Europacific Partners PLC	196,044	10,782,420
ING Groep NV	1,410,083	19,734,274
Koninklijke Ahold Delhaize NV	695,209	22,074,186
NN Group NV	230,557	9,332,153
Randstad NV	159,538	9,789,279
		78,594,183
Norway — 0.6%
Aker BP ASA	192,464	5,165,854
Equinor ASA	33,928	1,038,650
Telenor ASA	199,929	2,241,772
		8,446,276
Singapore — 0.3%
Singapore Telecommunications Ltd.	1,997,500	3,509,362
Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	1,034,939	8,044,609
Banco Santander SA	2,419,433	9,526,286
CaixaBank SA	582,107	2,499,491
Endesa SA	577,468	11,324,156
Iberdrola SA	144,851	1,660,487
Industria de Diseno Textil SA	394,432	12,151,159
		45,206,188
Sweden — 2.0%
H & M Hennes & Mauritz AB, B Shares(1)	1,155,576	14,560,702
Investor AB, B Shares	175,802	3,395,856
Swedbank AB, A Shares	254,609	5,202,305
Telia Co. AB	939,483	2,426,105
Volvo AB, B Shares	105,962	2,120,207
		27,705,175
Switzerland — 4.4%
Adecco Group AG	95,101	3,390,948
Holcim AG(2)	191,557	11,823,857
Kuehne + Nagel International AG	37,546	9,613,175
Novartis AG	305,439	25,705,782
Roche Holding AG	31,750	9,154,759
Swiss Re AG	22,477	2,348,119
		62,036,640
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	259,000	4,284,868
United Kingdom — 21.8%
3i Group PLC	204,745	4,005,680
Anglo American PLC	566,302	19,568,402
Associated British Foods PLC	173,540	4,183,321
Aviva PLC	1,921,766	10,324,514
Barclays PLC	9,146,136	19,193,960
Barratt Developments PLC	2,423,333	13,625,129
BP PLC	5,011,646	32,934,172
GSK PLC	994,530	17,037,210
Haleon PLC(2)	1,391,165	5,383,328
HSBC Holdings PLC	3,049,986	23,363,032
J Sainsbury PLC	4,162,292	13,423,648
Kingfisher PLC	3,301,976	11,419,411
Legal & General Group PLC	3,911,576	12,040,217
Lloyds Banking Group PLC	5,839,381	3,687,743
NatWest Group PLC	1,657,486	5,822,650

Persimmon PLC	209,604	3,655,215
Rio Tinto PLC	345,097	23,682,122
Shell PLC	864,579	26,186,693
Standard Chartered PLC	783,057	7,409,439
Tesco PLC	5,059,604	15,499,505
Unilever PLC	375,623	18,701,322
Vodafone Group PLC	12,020,648	14,393,216
		305,539,929
United States — 0.3%
NXP Semiconductors NV	19,663	3,509,452
TOTAL COMMON STOCKS (Cost $1,285,221,800)		1,419,927,973
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,867	3,867
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,457,251	15,457,251
		15,461,118
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $695,845), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $683,373)		683,289
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 11/30/29, valued at $2,169,572), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $2,127,268)		2,127,000
		2,810,289
TOTAL SHORT-TERM INVESTMENTS (Cost $18,271,407)		18,271,407
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $1,303,493,207)		1,438,199,380
OTHER ASSETS AND LIABILITIES — (2.8)%		(38,771,097)
TOTAL NET ASSETS — 100.0%		$1,399,428,283

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.2%
Industrials	12.9%
Energy	10.5%
Materials	10.3%
Consumer Discretionary	9.1%
Health Care	7.8%
Consumer Staples	7.6%
Utilities	4.3%
Communication Services	3.0%
Real Estate	2.7%
Information Technology	2.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(2.8)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $30,144,475. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $31,724,313, which includes securities collateral of $16,267,062.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$14,291,872	$1,405,636,101	—
Short-Term Investments	15,461,118	2,810,289	—
	$29,752,990	$1,408,446,390	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.